Quarterly Holdings Report
for

Fidelity® Large Cap Growth Enhanced Index Fund

May 31, 2020

GEI-QTLY-0720
1.850083.113

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
COMMUNICATION SERVICES - 11.6%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	37,043	$2,125,527
Entertainment - 2.0%
Electronic Arts, Inc. (a)	42,116	5,175,214
Netflix, Inc. (a)	43,685	18,335,905
		23,511,119
Interactive Media & Services - 8.8%
Alphabet, Inc.:
Class A (a)	21,175	30,354,786
Class C (a)	17,761	25,379,048
Facebook, Inc. Class A (a)	203,931	45,902,829
Twitter, Inc. (a)	13,446	416,423
		102,053,086
Media - 0.6%
AMC Networks, Inc. Class A (a)	19,389	548,127
Charter Communications, Inc. Class A (a)	5,520	3,002,880
Comcast Corp. Class A	33,297	1,318,561
Omnicom Group, Inc.	45,653	2,501,328
		7,370,896

TOTAL COMMUNICATION SERVICES		135,060,628

CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.4%
Gentex Corp.	191,281	5,057,470
Distributors - 0.0%
LKQ Corp. (a)	5,385	147,872
Diversified Consumer Services - 0.3%
Frontdoor, Inc. (a)	62,744	2,864,264
Hotels, Restaurants & Leisure - 0.7%
McDonald's Corp.	22,462	4,185,120
Starbucks Corp.	50,012	3,900,436
Wynn Resorts Ltd.	1,632	135,913
		8,221,469
Household Durables - 0.5%
D.R. Horton, Inc.	7,063	390,584
Garmin Ltd.	2,447	220,646
NVR, Inc. (a)	1,718	5,534,726
		6,145,956
Internet & Direct Marketing Retail - 7.5%
Amazon.com, Inc. (a)	33,197	81,079,357
eBay, Inc.	96,083	4,375,620
Etsy, Inc. (a)	6,747	546,372
The Booking Holdings, Inc. (a)	757	1,241,041
		87,242,390
Multiline Retail - 0.1%
Target Corp.	6,729	823,159
Specialty Retail - 2.0%
Lowe's Companies, Inc.	51,884	6,763,079
The Home Depot, Inc.	68,807	17,097,163
		23,860,242
Textiles, Apparel & Luxury Goods - 1.5%
Deckers Outdoor Corp. (a)	32,393	5,912,694
lululemon athletica, Inc. (a)	5,000	1,500,475
NIKE, Inc. Class B	103,823	10,234,871
		17,648,040

TOTAL CONSUMER DISCRETIONARY		152,010,862

CONSUMER STAPLES - 5.2%
Beverages - 1.9%
Monster Beverage Corp. (a)	80,654	5,799,829
PepsiCo, Inc.	57,426	7,554,390
The Coca-Cola Co.	187,745	8,763,937
		22,118,156
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	46,647	14,389,200
Sysco Corp.	34,694	1,913,721
Walmart, Inc.	38,686	4,799,385
		21,102,306
Food Products - 0.8%
General Mills, Inc.	79,348	5,002,098
The Hershey Co.	35,761	4,852,052
		9,854,150
Household Products - 0.5%
Procter & Gamble Co.	54,666	6,336,883
Tobacco - 0.2%
Philip Morris International, Inc.	23,902	1,753,451

TOTAL CONSUMER STAPLES		61,164,946

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cheniere Energy, Inc. (a)	6,322	280,381
FINANCIALS - 3.2%
Capital Markets - 2.2%
Ameriprise Financial, Inc.	11,811	1,654,367
Charles Schwab Corp.	33,511	1,203,380
LPL Financial	64,318	4,591,662
Moody's Corp.	4,638	1,240,248
Raymond James Financial, Inc.	13,443	931,331
S&P Global, Inc.	18,303	5,948,841
SEI Investments Co.	71,580	3,881,068
T. Rowe Price Group, Inc.	48,412	5,853,011
		25,303,908
Consumer Finance - 0.0%
Discover Financial Services	2,844	135,118
Insurance - 1.0%
Aon PLC	2,204	434,078
Brown & Brown, Inc.	22,936	922,027
Markel Corp. (a)	421	377,814
Primerica, Inc.	27,509	3,126,123
Progressive Corp.	79,942	6,209,895
RenaissanceRe Holdings Ltd.	1,653	277,473
		11,347,410
Thrifts & Mortgage Finance - 0.0%
TFS Financial Corp.	3,071	47,324

TOTAL FINANCIALS		36,833,760

HEALTH CARE - 15.2%
Biotechnology - 3.9%
AbbVie, Inc.	167,399	15,512,865
Alexion Pharmaceuticals, Inc. (a)	546	65,465
Alkermes PLC (a)	3,970	64,949
Alnylam Pharmaceuticals, Inc. (a)	711	96,177
Amgen, Inc.	60,458	13,887,203
Biogen, Inc. (a)	19,446	5,971,672
Incyte Corp. (a)	13,401	1,365,696
Neurocrine Biosciences, Inc. (a)	5,079	633,656
Regeneron Pharmaceuticals, Inc. (a)	9,719	5,955,900
Vertex Pharmaceuticals, Inc. (a)	6,082	1,751,373
		45,304,956
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	60,400	5,733,168
Align Technology, Inc. (a)	11,562	2,839,858
Boston Scientific Corp. (a)	179,650	6,824,904
DexCom, Inc. (a)	17,623	6,666,957
Edwards Lifesciences Corp. (a)	39,062	8,778,013
Hill-Rom Holdings, Inc.	37,446	3,807,135
Medtronic PLC	16,681	1,644,413
West Pharmaceutical Services, Inc.	2,058	444,610
		36,739,058
Health Care Providers & Services - 2.7%
Anthem, Inc.	15,618	4,593,410
Centene Corp. (a)	5,025	332,906
Humana, Inc.	576	236,534
UnitedHealth Group, Inc.	86,732	26,440,250
		31,603,100
Health Care Technology - 1.1%
Cerner Corp.	66,094	4,818,253
Veeva Systems, Inc. Class A (a)	38,123	8,343,981
		13,162,234
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	2,507	220,967
Avantor, Inc.	92,034	1,745,885
Thermo Fisher Scientific, Inc.	1,941	677,778
		2,644,630
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	184,320	11,007,590
Bristol-Myers Squibb Co. rights (a)	40,449	133,077
Eli Lilly & Co.	62,322	9,532,150
Johnson & Johnson	58,667	8,726,716
Merck & Co., Inc.	237,651	19,183,189
		48,582,722

TOTAL HEALTH CARE		178,036,700

INDUSTRIALS - 5.7%
Aerospace & Defense - 1.5%
Harris Corp.	34,722	6,925,303
HEICO Corp.	31,012	3,124,769
Hexcel Corp.	5,646	204,329
Lockheed Martin Corp.	10,895	4,232,054
Northrop Grumman Corp.	4,423	1,482,590
Raytheon Technologies Corp.	21,003	1,355,114
		17,324,159
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. Class B	5,791	577,421
Building Products - 0.4%
Fortune Brands Home & Security, Inc.	49,055	2,990,393
Simpson Manufacturing Co. Ltd.	23,745	1,901,025
		4,891,418
Commercial Services & Supplies - 0.8%
Cintas Corp.	25,062	6,214,374
Republic Services, Inc.	12,614	1,077,992
UniFirst Corp.	12,917	2,322,477
		9,614,843
Construction & Engineering - 0.2%
EMCOR Group, Inc.	28,801	1,830,304
Electrical Equipment - 0.1%
AMETEK, Inc.	13,150	1,205,987
Industrial Conglomerates - 0.3%
3M Co.	19,951	3,121,134
Machinery - 0.6%
Allison Transmission Holdings, Inc.	20,869	787,179
Cummins, Inc.	32,673	5,541,341
IDEX Corp.	5,394	859,642
Otis Worldwide Corp.	2,485	130,835
Watts Water Technologies, Inc. Class A	2,468	205,239
		7,524,236
Professional Services - 0.6%
CoStar Group, Inc. (a)	3,696	2,427,533
Robert Half International, Inc.	95,703	4,855,970
		7,283,503
Road & Rail - 0.8%
CSX Corp.	89,834	6,430,318
Landstar System, Inc.	3,784	439,928
Union Pacific Corp.	15,580	2,646,419
		9,516,665
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	13,849	4,287,927

TOTAL INDUSTRIALS		67,177,597

INFORMATION TECHNOLOGY - 39.9%
Communications Equipment - 1.6%
Cisco Systems, Inc.	400,607	19,157,027
Electronic Equipment & Components - 1.6%
Dolby Laboratories, Inc. Class A	8,073	490,273
Keysight Technologies, Inc. (a)	66,659	7,207,838
National Instruments Corp.	121,236	4,694,258
Zebra Technologies Corp. Class A (a)	24,021	6,277,168
		18,669,537
IT Services - 7.8%
Accenture PLC Class A	28,339	5,713,709
Amdocs Ltd.	72,308	4,501,896
Booz Allen Hamilton Holding Corp. Class A	3,759	299,818
CACI International, Inc. Class A (a)	670	168,023
EPAM Systems, Inc. (a)	9,591	2,212,068
Genpact Ltd.	66,519	2,391,358
GoDaddy, Inc. (a)	3,328	257,088
IBM Corp.	48,786	6,093,371
MasterCard, Inc. Class A	65,757	19,785,624
Maximus, Inc.	1,761	126,827
Okta, Inc. (a)	4,517	883,435
PayPal Holdings, Inc. (a)	43,457	6,736,270
Square, Inc. (a)	92,843	7,527,710
VeriSign, Inc. (a)	25,775	5,644,983
Visa, Inc. Class A	146,786	28,658,499
		91,000,679
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (a)	80,743	4,343,973
Applied Materials, Inc.	85,960	4,829,233
Broadcom, Inc.	8,404	2,447,833
Intel Corp.	89,168	5,611,342
Lam Research Corp.	22,905	6,268,411
NVIDIA Corp.	50,998	18,105,310
Qorvo, Inc. (a)	2,433	254,832
Qualcomm, Inc.	51,687	4,180,445
Texas Instruments, Inc.	33,290	3,952,855
		49,994,234
Software - 15.9%
Adobe, Inc. (a)	49,873	19,280,902
Cadence Design Systems, Inc. (a)	89,815	8,199,211
Citrix Systems, Inc.	1,358	201,147
Coupa Software, Inc. (a)	1,936	440,459
DocuSign, Inc. (a)	12,849	1,795,519
Dropbox, Inc. Class A (a)	227,491	5,134,472
Intuit, Inc.	36,298	10,538,035
Manhattan Associates, Inc. (a)	34,249	3,027,612
Microsoft Corp.	559,143	102,462,947
Nuance Communications, Inc. (a)	144,969	3,316,891
Oracle Corp.	139,783	7,516,132
Salesforce.com, Inc. (a)	91,866	16,057,258
ServiceNow, Inc. (a)	4,120	1,598,272
Synopsys, Inc. (a)	28,713	5,194,469
Workday, Inc. Class A (a)	6,353	1,165,331
		185,928,657
Technology Hardware, Storage & Peripherals - 8.7%
Apple, Inc.	321,151	102,106,749

TOTAL INFORMATION TECHNOLOGY		466,856,883

MATERIALS - 1.2%
Chemicals - 0.2%
CF Industries Holdings, Inc.	6,225	182,828
NewMarket Corp.	4,692	2,046,322
		2,229,150
Metals & Mining - 1.0%
Newmont Corp.	85,172	4,980,007
Novagold Resources, Inc. (a)	216,173	2,070,902
Royal Gold, Inc.	32,355	4,309,686
		11,360,595

TOTAL MATERIALS		13,589,745

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Homes 4 Rent Class A	32,490	820,048
American Tower Corp.	51,051	13,179,837
Americold Realty Trust	21,947	783,727
Crown Castle International Corp.	10,000	1,721,600
PS Business Parks, Inc.	1,798	240,285
Rexford Industrial Realty, Inc.	23,111	919,818
SBA Communications Corp. Class A	13,359	4,196,463
		21,861,778
UTILITIES - 0.2%
Electric Utilities - 0.1%
Southern Co.	12,204	696,482
Multi-Utilities - 0.1%
Dominion Energy, Inc.	17,652	1,500,597

TOTAL UTILITIES		2,197,079

TOTAL COMMON STOCKS
(Cost $697,613,062)		1,135,070,359

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.11% (b)
(Cost $31,141,577)	31,134,889	31,141,116
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $728,754,639)		1,166,211,475
NET OTHER ASSETS (LIABILITIES) - 0.2%(c)		2,626,083
NET ASSETS - 100%		$1,168,837,558

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	37	June 2020	$5,627,700	$369,647	$369,647

The notional amount of futures purchased as a percentage of Net Assets is .5%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $444,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$108,891
Fidelity Securities Lending Cash Central Fund	3,419
Total	$112,310

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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